SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:-        SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC Topic 280, "Segment Reporting".

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2012		2011		2010
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
East European country (*)	8,637	-	7,498	-	6,770	-

United States	217	17	344	24	536	37
Israel	86	76	80	72	83	73

	8,940	93	7,922	96	7,389	110

-	Revenues were attributed to countries based on the customer's location.

-
Property and equipment were classified based on geographic areas in which such property and equipment items are held.

(*) Due to the demand of the customer, the name of the specific country cannot be disclosed.

b.	Summary of revenues from external customers of the continued operations based on products and services:

	Year ended December 31,
	2012	2011	2010
	$	$	$

Raw materials and equipment	3,856	5,822	3,822
Maintenance, royalties and project management	5,084	2,100	3,567

	8,940	7,922	7,389

c.	Major customer data as a percentage of total sales from external costumers of the continued operations:

	Year ended December 31,
	2012	2011	2010

Customer A	64%	95%	92%